Restructuring expenses (Tables)	12 Months Ended
Dec. 31, 2019
Restructuring and Related Costs [Table Text Block]
Restructuring expenses by segment
in	2018	2017
Restructuring expenses by segment (CHF million)
Swiss Universal Bank	101	59
International Wealth Management	115	70
Asia Pacific	61	63
Global Markets	242	150
Investment Banking & Capital Markets	84	42
Strategic Resolution Unit	21	57
Corporate Center	2	14
Total restructuring expenses	626	455
Restructuring expenses by type
in	2018	2017
Restructuring expenses by type (CHF million)
Compensation and benefits-related expenses	246	294
of which severance expenses	169	192
of which accelerated deferred compensation	77	102
General and administrative-related expenses	380	161
of which pension expenses	74	49
Total restructuring expenses	626	455

Restructuring Provisions [Table Text Block]
Restructuring provision
	2019					2018			2017
in	Compen- sation and benefits		General and administrative expenses		Total	Compen- sation and benefits	General and administrative expenses	Total	Compen- sation and benefits	General and administrative expenses	Total
Restructuring provision (CHF million)
Balance at beginning of period	156		190		346	196	110	306	217	94	311
Net additional charges [1]	–		–		–	169	219	388	192	88	280
Reclassifications	(156)	[2]	(190)	[3]	(346)	–	–	–	–	–	–
Utilization	–		–		–	(209)	(139)	(348)	(213)	(72)	(285)
Balance at end of period	0		0		0	156	190	346	196	110	306
1
The following items for which expense accretion was accelerated in 2018 and 2017 due to the restructuring of the Group are not included in the restructuring provision: unsettled share-based compensation of CHF 56 million and CHF 71 million, respectively, which remain classified as a component of total shareholders’ equity; unsettled pension obligations of CHF 74 million and CHF 49 million, respectively, which remain classified as pension liabilities; unsettled cash-based deferred compensation of CHF 21 million and CHF 31 million, respectively, which remain classified as compensation liabilities; and accelerated accumulated depreciation and impairment of CHF 87 million and CHF 24 million, respectively, which remain classified as premises and equipment. The settlement date for the unsettled share-based compensation remains unchanged at three years.

2 In 2019, CHF 97 million was transferred to litigation provisions and CHF 59 million was transferred to other liabilities.
3 In 2019, CHF 167 million was transferred to right-of-use assets in accordance with ASU 2016-02 and CHF 23 million to other liabilities.